Forfeiture Shares (Tables)	12 Months Ended
Dec. 31, 2025
Forfeiture Shares [Abstract]
Schedule of Fair Value of Forfeited Shares

The fair value of the Forfeiture Shares was computed using the following key assumptions:

December 31, 2024
Stock price	2.60
Expected term (years)	0.75
Expected volatility	63.84%
Risk-free interest rate	4.20%

Schedule of Changes in Fair Value of Forfeited Shares

The table below sets forth a summary of the changes in the fair value of the Forfeiture Shares classified as Level 3:

	Year ended December 31,
	2025	2024	2023
	U.S. dollars in thousands

Balance at beginning of year	1	38	1,751
Changes in fair value	(1)	(37)	(1,713)
Balance at end of year	-	1	38